Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2015-2018 (Detail) - Plan 2015-18 [member] $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the year	162,051		339,459		602,079
Granted			2,682
Settled	(155,385)		(168,814)		(202,227)
Expired	(6,666)		(11,276)		(60,393)
Amount at end of year			162,051		339,459
Expense recognized during the year | $	$ 12		$ 26		$ 63
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 19.31		$ 19.31		$ 19.31